SHARE CAPITAL - Post Qualifying Transaction (Details) $ / shares in Units, $ in Millions									1 Months Ended			2 Months Ended	3 Months Ended					12 Months Ended			20 Months Ended
	Sep. 30, 2021 shares	Jan. 14, 2021 USD ($) shares	Jan. 14, 2021 CAD ($) $ / shares shares	Dec. 08, 2020 shares	Nov. 30, 2020 shares	May 18, 2020 shares	Nov. 20, 2019 shares	Jul. 26, 2019 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Jul. 31, 2019 shares	Sep. 30, 2019 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Jan. 14, 2021 USD ($)	Jan. 14, 2021 CAD ($)	Aug. 25, 2021 shares	Oct. 01, 2019 shares
Disclosure of classes of share capital [line items]
Exercise of Warrants, shares																		1,916,045
Number of warrants granted																		1,031,270
Shares exercised through cashless conversion feature																		670,591
Number of warrants forfeited	57,224																	(57,224)
Stock repurchase program maximum repurchase as a percentage to total issued and outstanding shares									5.00%				5.00%					5.00%
Repurchase of Subordinate Voting Shares repurchased and cancelled, shares									88,900				88,900					88,900					81,500	7,400
Repurchase of Subordinate Voting Shares repurchased and held in treasury, shares									568,300				568,300					568,300						63,800
Number of warrants outstanding									2,874,058				2,874,058			10,486,412	16,060,858	2,874,058	10,486,412	16,060,858
Equity offering		4,600,000	4,600,000
Shares issue price | $ / shares			$ 34.25
Proceeds from equity offering, net of expenses																		$ 118,052,400			$ 123,700,000	$ 157.6
Commission and expenses		$ 5,700,000	$ 7.2
Exercise of options																		(37,234)
Proceeds from exercise of Warrants | $																		$ 55,691,685	$ 48,489,148
Average remaining life of Warrants																		1 year
Q4 2020 Acquisitions
Disclosure of classes of share capital [line items]
Share issuance - combinations and acquisitions, shares																128,265
Q1 2021
Disclosure of classes of share capital [line items]
Share issuance - combinations and acquisitions, shares															12,746,822
Q3 2021
Disclosure of classes of share capital [line items]
Share issuance - combinations and acquisitions, shares														1,511,334
Q4 2021
Disclosure of classes of share capital [line items]
Share issuance - combinations and acquisitions, shares													814,329
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Exercise of Warrants, shares				3,000,001	3,000,001			298,200		6,203,342	13,076,097	13,076,097					13,076,097	13,076,097	13,076,097
Exercise of Rights, shares																			1,370,170	1,370,170
Repurchase of Subordinate Voting Shares repurchased and cancelled, shares									499,500				499,500					499,500
Repurchase of Subordinate Voting Shares repurchased and held in treasury, shares									504,000				504,000					504,000
Exchangeable Shares
Disclosure of classes of share capital [line items]
Share issuance - make-whole, shares						614,515	389,905
Conversion of Exchangeable Shares, shares									9,011,831
Exchangeable Shares | Q4 2020 Acquisitions
Disclosure of classes of share capital [line items]
Share issuance - combinations and acquisitions, shares																1,310,041
Exchangeable Shares | Q1 2021
Disclosure of classes of share capital [line items]
Share issuance - combinations and acquisitions, shares															4,570,434
Value of shares in ESCROW | $															$ 2,000,000.0
RSU
Disclosure of classes of share capital [line items]
Exercise of options																		925,919
Warrants
Disclosure of classes of share capital [line items]
Number of warrants outstanding									16,400,000				16,400,000			400,000		16,400,000	400,000
Proceeds from exercise of Warrants | $																		$ 55,691,685	$ 48,489,148
Average remaining life of Warrants																		2 years 4 months 24 days
Warrants | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of securities into which each right may be redeemed									1				1			1		1	1
Rights
Disclosure of classes of share capital [line items]
Number of Rights converted																			13,701,700	13,701,700
Exercise of options																		37,234
Rights | Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of securities into which each right may be redeemed																0.1			0.1